Schedule of Deferred Revenue (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenues, net	$ 1,388,000	$ 1,371,170	$ 1,063,373
Less: deferred revenue, current	(93,000)	(95,392)	(49,728)
Deferred revenues, non-current	$ 1,295,000	$ 1,275,778	$ 1,013,645